STOCKHOLDER'S EQUITY - Summary of stock options (Details) (USD $)	Jun. 30, 2013
Strike Price
Officer (A), Per Share	$ 0.40
Officer (B), Per Share	$ 0.40
Consultant (A), Per Share	$ 0.40
Consultant (B), Per Share	$ 0.40
Consultant (C), Per Share	$ 0.40
Consultant (D), Per Share	$ 0.40
Director, Per Share	$ 0.40
Term
Officer (A), Term	10 years
Officer (B), Term	10 years
Consultant (A), Term	10 years
Consultant (B), Term	10 years
Consultant (C), Term	10 years
Consultant (D), Term	10 years
Director, Term	10 years
Options
Officer (A)	1,250,000
Officer (B)	200,000
Consultant (A)	50,000
Consultant (B)	160,000
Consultant (C)	600,000
Consultant (D)	600,000
Director	1,200,000
TOTAL	4,060,000